Equity - Monte Carlo pricing model assumptions used for the calculation of the fair value of share awards (Detail) shares in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£) shares Months	Jun. 30, 2018 GBP (£) shares Months	Jun. 30, 2017 GBP (£) shares Months
Disclosure of reserves within equity [abstract]
Risk free interest rate	0.80%	0.30%	0.10%
Expected life of the awards | Months	37	37	36
Dividend yield	2.40%	2.60%	3.00%
Weighted average share price	£ 27.36	£ 25.73	£ 21.30
Weighted average fair value of awards granted in the year	£ 19.41	£ 17.61	£ 14.27
Number of awards granted in the year (in shares) | shares	2.5	2.3	3.6
Fair value of all awards granted in the year	£ 48,000,000	£ 41,000,000	£ 51,000,000